SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENT REPORTING
Summary of segment information

						Adm. MF
	Retail	Corporate				and other		Total as of
Asset by segments	Banking	Banking	Treasury	Consumer	Insurance	segments	Adjustments	12.31.2019
Cash and due from banks	7,691,602	1,022,915	16,870,526	321,145	3,385	2,420,972	(1,927,446)	26,403,099
Debt securities at fair value through profit or loss	—	—	312,306	92,762	—	163,433	—	568,501
Loans and other financing	36,757,453	43,426,550	3,720,408	5,036,973	453,978	30,746	(1,416,097)	88,010,011
Other Assets	2,525,566	1,335,130	17,533,288	2,975,202	1,091,343	538,602	7,703,949	33,703,080
Total Assets	46,974,621	45,784,595	38,436,528	8,426,082	1,548,706	3,153,753	4,360,406	148,684,691

						Adm. MF
	Retail	Corporate				and other		Total as of
Liabilities by segments	Banking	Banking	Treasury	Consumer	Insurance	segments	Adjustments	12.31.2019
Deposits	59,571,804	14,479,560	15,676,584	1,634,091	—	—	(2,353,862)	89,008,177
Financing received from the Argentine Central Bank and others	12,605	—	8,998,732	949,764	—	46,020	(989,524)	9,017,597
Negotiable obligations	108,506	76,568	5,885,843	—	—	15,558	—	6,086,475
Other liabilities	4,469,288	1,660,750	4,344,219	3,194,412	757,986	2,583,709	4,126,683	21,137,047
Total Liabilities	64,162,203	16,216,878	34,905,378	5,778,267	757,986	2,645,287	783,297	125,249,296

						Adm. MF		For the year
	Retail	Corporate				and other		ended
Result by segments	Banking	Banking	Treasury	Consumer	Insurance	segments	Adjustments	12.31.2019
Interests income	19,943,285	16,620,870	4,504,500	5,020,100	—	223,067	(1,517,227)	44,794,595
Interest Expense	(9,330,992)	(2,914,797)	(21,148,187)	(3,140,068)	—	(133,753)	1,754,346	(34,913,451)
Distribution of results by the Treasury	4,735,940	(6,707,314)	1,971,374	—	—	—	—	—
Net interest income	15,348,233	6,998,759	(14,672,313)	1,880,032	—	89,314	237,119	9,881,144
Net income from financial instruments at fair value through profit or loss	10,257	—	20,078,197	243,387	386,589	97,619	144,917	20,960,966
Exchange rate differences on gold and foreign currency	1,910,742	206,955	(2,483,544)	8,202	1,233	21,725	10,617	(324,070)
NIFFI And Exchange Rate Differences	1,920,999	206,955	17,594,653	251,589	387,822	119,344	155,534	20,636,896
Net Financial Income	17,269,232	7,205,714	2,922,340	2,131,621	387,822	208,658	392,653	30,518,040
Services Fee Income	5,457,779	922,499	36,923	1,787,165	—	637,936	(242,695)	8,599,607
Services Fee Expenses	(1,453,790)	(122,345)	(48,859)	(653,485)	—	(30,416)	64,925	(2,243,970)
Income from insurance activities	—	—	—	—	1,195,580	—	197,776	1,393,356
Net Service Fee Income	4,003,989	800,154	(11,936)	1,133,680	1,195,580	607,520	20,006	7,748,993
Subtotal	21,273,221	8,005,868	2,910,404	3,265,301	1,583,402	816,178	412,659	38,267,033
Result from exposure to changes in the purchasing power of money	(1,577,053)	(1,863,177)	(393,524)	(838,689)	(884,821)	(349,376)	547,075	(5,359,565)
Other operating income	1,119,911	735,451	343,425	417,651	7,485	155,955	(24,611)	2,755,267
Loan loss provisions	(2,919,371)	(3,586,981)	24,645	(1,292,881)	—	37,720	—	(7,736,868)
Net operating income	17,896,708	3,291,161	2,884,950	1,551,382	706,066	660,477	935,123	27,925,867
Personnel expenses	(9,762,313)	(1,826,316)	(650,090)	(1,278,332)	(187,524)	(304,708)	(155,006)	(14,164,289)
Administration expenses	(4,902,930)	(659,642)	(310,553)	(1,169,952)	(263,978)	(265,146)	(1,342)	(7,573,543)
Depreciations and impairment of non-financial assets	(1,306,002)	(265,234)	(71,296)	(100,299)	(9,366)	(6,621)	(55,853)	(1,814,671)
Other operating expenses	(3,399,168)	(1,698,769)	(510,621)	(635,888)	(1,229)	(99,533)	(13,083)	(6,358,291)
Operating (loss) / income	(1,473,705)	(1,158,800)	1,342,390	(1,633,089)	243,969	(15,531)	709,839	(1,984,927)
Income from associates and joint ventures	—	—	—	3,357	—	—	(3,357)	—
Result before taxes	(1,473,705)	(1,158,800)	1,342,390	(1,629,732)	243,969	(15,531)	706,482	(1,984,927)
Income tax	10,427	1,523	17,516	541,324	(221,592)	(86,158)	(431,735)	(168,695)
Net (loss) / income	(1,463,278)	(1,157,277)	1,359,906	(1,088,408)	22,377	(101,689)	274,747	(2,153,622)
Net (loss) / income for the year attributable to owners of the parent company	(1,463,278)	(1,157,277)	1,359,906	(1,088,408)	22,377	(101,689)	276,769	(2,151,600)
Net loss for the year attributable to non-controlling interest	—	—	—	—	—	—	(2,022)	(2,022)
Other comprehensive (loss) / income	(37,056)	(26,149)	(65,995)	—	81,366	—	1	(47,833)
Other comprehensive (loss) / income attributable to owners of the parent company	(37,056)	(26,149)	(65,995)	—	81,366	—	133	(47,701)
Other comprehensive loss attributable to non-controlling interest	—	—	—	—	—	—	(132)	(132)
Comprehensive (loss) / income for the year	(1,500,334)	(1,183,426)	1,293,911	(1,088,408)	103,743	(101,689)	274,748	(2,201,455)
Comprehensive (loss) / income attributable to owners of the parent company	(1,500,334)	(1,183,426)	1,293,911	(1,088,408)	103,743	(101,689)	276,902	(2,199,301)
Comprehensive loss attributable to non-controlling interest	—	—	—	—	—	—	(2,154)	(2,154)

						Adm. MF
	Retail	Corporate				and other		Total as of
Asset by segments	Banking	Banking	Treasury	Consumer	Insurance	segments	Adjustments	12.31.2018
Cash and due from banks	7,239,531	500,337	43,851,308	94,475	4,823	895,461	(763,563)	51,822,372
Debt securities at fair value through profit or loss	—	—	22,984,545	—	153,895	108,889	—	23,247,329
Loans and other financing	47,358,154	59,764,723	4,345,135	9,862,852	706,712	926,389	(4,192,330)	118,771,635
Other Assets	1,755,720	123,346	8,711,917	2,669,278	573,006	970,498	9,387,709	24,191,474
Total Assets	56,353,405	60,388,406	79,892,905	12,626,605	1,438,436	2,901,237	4,431,816	218,032,810

						Adm. MF
	Retail	Corporate				and other		Total as of
Liabilities by segments	Banking	Banking	Treasury	Consumer	Insurance	segments	Adjustments	12.31.2018
Deposits	79,499,070	14,492,455	50,620,684	2,565,917	—	—	(1,181,925)	145,996,201
Financing received from the Argentine Central Bank and others	16,657	11,095,730	1,209,680	3,911,307	—	283,892	(4,160,160)	12,357,106
Negotiable obligations	—	—	11,412,744	2,005,981	—	78,633	820,087	14,317,445
Other liabilities	4,910,579	1,554,733	2,981,986	2,654,830	595,742	1,735,797	4,825,996	19,259,663
Total Liabilities	84,426,306	27,142,918	66,225,094	11,138,035	595,742	2,098,322	303,998	191,930,415

						Adm. MF		For the year
	Retail	Corporate				and other		ended
Result by segments	Banking	Banking	Treasury	Consumer	Insurance	segments	Adjustments	12.31.2018
Interests income	20,200,645	16,516,702	2,777,378	8,099,756	60,224	457,730	(1,322,399)	46,790,036
Interest Expense	(5,994,400)	(2,040,304)	(16,754,056)	(2,996,575)	—	(348,189)	1,346,134	(26,787,390)
Distribution of results by Treasury	1,148,153	(6,594,932)	5,446,779	—	—	—	—	—
Net interest income	15,354,398	7,881,466	(8,529,899)	5,103,181	60,224	109,541	23,735	20,002,646
Net income from financial instruments at fair value through profit or loss	70,152	—	8,625,394	(899,758)	265,112	84,746	1,561,749	9,707,395
Exchange rate differences on gold and foreign currency	1,270,863	123,169	330,812	6,847	(8)	35,431	(33,877)	1,733,237
NIFFI And Exchange Rate Differences	1,341,015	123,169	8,956,206	(892,911)	265,104	120,177	1,527,872	11,440,632
Net Financial Income	16,695,413	8,004,635	426,307	4,210,270	325,328	229,718	1,551,607	31,443,278
Services Fee Income	5,418,126	831,023	40,506	2,215,442	—	677,975	(64,366)	9,118,706
Services Fee Expenses	(1,232,265)	(103,137)	(85,134)	(758,049)	—	(32,149)	29,114	(2,181,620)
Income from insurance activities	—	—	—	—	1,025,991	—	279,531	1,305,522
Net Service Fee Income	4,185,861	727,886	(44,628)	1,457,393	1,025,991	645,826	244,279	8,242,608
Subtotal	20,881,274	8,732,521	381,679	5,667,663	1,351,319	875,544	1,795,886	39,685,886
Result from exposure to changes in the purchasing power of money	(1,835,081)	(2,365,062)	(1,562,400)	(885,652)	(399,486)	(186,231)	(2,019,109)	(9,253,021)
Other operating income	1,486,750	1,415,572	117,166	812,447	6,636	141,375	(174,812)	3,805,134
Loan loss provisions	(2,557,593)	(1,332,146)	(24,995)	(3,934,373)	—	(117,924)	—	(7,967,031)
Net operating income / (loss)	17,975,350	6,450,885	(1,088,550)	1,660,085	958,469	712,764	(398,035)	26,270,968
Personnel expenses	(8,803,439)	(1,574,602)	(543,288)	(1,791,966)	(171,808)	(294,857)	(324,340)	(13,504,300)
Administration expenses	(5,652,992)	(730,139)	(283,864)	(1,436,941)	(233,661)	(300,768)	22,969	(8,615,396)
Depreciations and impairment of non-financial assets	(398,291)	(127,812)	(28,250)	(70,023)	(7,522)	(2,615)	(30,641)	(665,154)
Other operating expenses	(3,557,128)	(1,570,475)	(439,465)	(963,097)	(1,021)	(82,067)	(19,908)	(6,633,161)
Operating (loss) / income	(436,500)	2,447,857	(2,383,417)	(2,601,942)	544,457	32,457	(749,955)	(3,147,043)
Income from associates and joint ventures	—	—	—	(6,881)	—	—	6,881	—
Result before taxes	(436,500)	2,447,857	(2,383,417)	(2,608,823)	544,457	32,457	(743,074)	(3,147,043)
Income tax	(337,442)	(635,966)	(138,783)	361,888	(236,071)	(58,690)	(510,010)	(1,555,074)
Net (loss) / income	(773,942)	1,811,891	(2,522,200)	(2,246,935)	308,386	(26,233)	(1,253,084)	(4,702,117)
Net (loss) / income for the year attributable to owners of the parent company	(733,224)	1,811,891	(2,522,200)	(2,246,935)	308,386	(26,233)	(1,249,735)	(4,658,050)
Net loss for the year attributable to non-controlling interest	(40,718)	—	—	—	—	—	(3,349)	(44,067)
Other comprehensive (loss) / income	(24,855)	189,655	186,199	318	(1,658)	—	21,958	371,617
Other comprehensive (loss) / income attributable to owners of the parent company	(24,855)	189,655	186,199	318	(1,658)	—	21,572	371,231
Other comprehensive income attributable to non-controlling interest	—	—	—	—	—	—	386	386
Comprehensive (loss) / income for the year	(798,797)	2,001,546	(2,336,001)	(2,246,617)	306,728	(26,233)	(1,231,126)	(4,330,500)
Comprehensive (loss) / income attributable to owners of the parent company	(758,079)	2,001,546	(2,336,001)	(2,246,617)	306,728	(26,233)	(1,228,163)	(4,286,819)
Comprehensive loss attributable to non-controlling interest	(40,718)	—	—	—	—	—	(2,963)	(43,681)

						Adm. MF
	Retail	Corporate				and other		Total as of
Asset by segments	Banking	Banking	Treasury	Consumer	Insurance	segments	Adjustments	12.31.2017
Cash and due from banks	6,357,430	590,773	18,104,666	165,664	6,841	541	(20,592)	25,205,323
Debt securities at fair value through profit or loss	—	—	25,052,554	172,260	—	—	677,370	25,902,184
Loans and other financing	48,927,312	68,919,197	5,133,358	15,113,729	216,278	39,326	(4,347,840)	134,001,360
Other Assets	958,922	27,501	11,909,500	3,251,455	1,155,018	435,670	5,180,855	22,918,921
Total Assets	56,243,664	69,537,471	60,200,078	18,703,108	1,378,137	475,537	1,489,793	208,027,788

						Adm. MF
	Retail	Corporate				and other		Total as of
Liabilities by segments	Banking	Banking	Treasury	Consumer	Insurance	segments	Adjustments	12.31.2017
Deposits	80,026,461	10,482,457	36,399,868	1,600,834	—	—	(390,330)	128,119,290
Financing received from the Argentine Central Bank and others	14,796	6,253,027	1,398,610	439,402	—	—	(97,680)	8,008,155
Negotiable obligations	—	—	14,612,858	4,341,420	—	—	553,573	19,507,851
Other liabilities	7,773,656	1,948,346	11,403,533	9,535,194	554,777	203,894	(10,242,223)	21,177,177
Total Liabilities	87,814,913	18,683,830	63,814,869	15,916,850	554,777	203,894	(10,176,660)	176,812,473

						Adm. MF		For the year
	Retail	Corporate				and other		ended
Result by segments	Banking	Banking	Treasury	Consumer	Insurance	segments	Adjustments	12.31.2017
Interest Income	15,485,230	9,193,774	2,150,111	8,389,548	—	—	(968,139)	34,250,524
Interest Expense	(3,737,355)	(451,503)	(6,995,270)	(2,648,088)	—	(29)	1,049,288	(12,782,957)
Distribution of results by Treasury	2,662,554	(5,253,561)	2,591,007	—	—	—	—	—
Net interest income	14,410,429	3,488,710	(2,254,152)	5,741,460	—	(29)	81,149	21,467,567
Net income from financial instruments at fair value through profit or loss	(28,907)	—	4,425,101	(634,803)	235,516	64,910	1,392,537	5,454,354
Exchange rate differences on gold and foreign currency	365,444	(104,511)	325,848	8,356	—	1,831	7,766	604,734
NIFFI And Exchange Rate Differences	336,537	(104,511)	4,750,949	(626,447)	235,516	66,741	1,400,303	6,059,088
Net Financial Income	14,746,966	3,384,199	2,496,797	5,115,013	235,516	66,712	1,481,452	27,526,655
Services Fee Income	5,722,307	1,130,057	41,992	1,721,223	—	513,216	199,170	9,327,965
Services Fee Expenses	(1,250,037)	(59,582)	(44,019)	(178,106)	—	—	(345,668)	(1,877,412)
Income from insurance activities	—	—	—	—	983,795	—	399,914	1,383,709
Net Service Fee Income	4,472,270	1,070,475	(2,027)	1,543,117	983,795	513,216	253,416	8,834,262
Subtotal	19,219,236	4,454,674	2,494,770	6,658,130	1,219,311	579,928	1,734,868	36,360,917
Result from exposure to changes in the purchasing power of money	(948,332)	(1,153,660)	(469,255)	(264,439)	(217,545)	(40,496)	(892,463)	(3,986,190)
Other operating income	1,806,462	604,994	145,679	1,378,346	4,890	(3,770)	(1,109,125)	2,827,476
Loan loss provisions	(2,165,779)	(445,109)	(10,574)	(3,576,034)	—	—	(6,852)	(6,204,348)
Net operating income / (loss)	17,911,587	3,460,899	2,160,620	4,196,003	1,006,656	535,662	(273,572)	28,997,855
Personnel expenses	(8,925,324)	(1,653,483)	(610,812)	(1,887,567)	(169,025)	(93,129)	(99,825)	(13,439,165)
Administration expenses	(5,409,736)	(684,388)	(323,670)	(1,717,251)	(214,828)	(24,521)	808,100	(7,566,294)
Depreciations and impairment of non-financial assets	(589,546)	(130,233)	(152,759)	(76,898)	(7,024)	(266)	(93)	(956,819)
Other operating expenses	(3,993,643)	(1,028,888)	(351,944)	(964,378)	(2,598)	(20,783)	(32,308)	(6,394,542)
Operating (loss) / income	(1,006,662)	(36,093)	721,435	(450,091)	613,181	396,963	402,302	641,035
Income from associates and joint ventures	—	—	—	10,411	—	—	(10,411)	—
Result before taxes	(1,006,662)	(36,093)	721,435	(439,680)	613,181	396,963	391,891	641,035
Income tax	(184,935)	(222,877)	(583,091)	(398,280)	(244,960)	(150,825)	(17,901)	(1,802,869)
Net (loss) / income	(1,191,597)	(258,970)	138,344	(837,960)	368,221	246,138	373,990	(1,161,834)
Net (loss) / income for the year attributable to owners of the parent company	(1,192,896)	(258,970)	138,344	(837,960)	368,221	246,138	376,658	(1,160,465)
Net income / (loss) for the year attributable to non-controlling interest	1,299	—	—	—	—	—	(2,668)	(1,369)
Other comprehensive income / (loss)	6,998	7,879	2,889	(111)	57,915	—	(3,450)	72,120
Other comprehensive income / (loss) attributable to owners of the parent company	6,998	7,879	2,889	(111)	57,915	—	(3,470)	72,100
Other comprehensive income attributable to non-controlling interest	—	—	—	—	—	—	20	20
Comprehensive (loss) / income for the year	(1,184,599)	(251,091)	141,233	(838,071)	426,136	246,138	370,540	(1,089,714)
Comprehensive (loss) / income attributable to owners of the parent company	(1,185,898)	(251,091)	141,233	(838,071)	426,136	246,138	373,188	(1,088,365)
Comprehensive income (loss) attributable to non-controlling interest	1,299	—	—	—	—	—	(2,648)	(1,349)